Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2014
Registrant Name	DREYFUS INVESTMENT FUNDS
Central Index Key	0000799295
Amendment Flag	false
Document Creation Date	Oct. 31, 2014
Document Effective Date	Oct. 31, 2014
Prospectus Date	Jan. 31, 2014
Dreyfus/The Boston Company Small Cap Growth Fund | Dreyfus/The Boston Company Small Cap Growth Fund - Class I
Risk/Return:
Trading Symbol	SSETX
Dreyfus/The Boston Company Small Cap Growth Fund | Class Y
Risk/Return:
Trading Symbol	SSYGX